Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,088,246
Maintenance rights at end of period	938,452
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	1,088,246	$ 1,464,599
EOL and MR contract maintenance rights expense	(37,521)	(89,427)
MR contract maintenance rights write-off due to maintenance liability release	(9,403)	(11,971)
EOL contract maintenance rights write-off due to cash receipt	(97,343)	(58,835)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(5,527)	(58,494)
Maintenance rights at end of period	$ 938,452	$ 1,245,872